LEASED PROPERTY (Tables)	12 Months Ended
Dec. 31, 2010
Leases [Abstract]
Minimum Operating Lease Commitments at December 31, 2010

Minimum Operating Lease Commitments at December 31, 2010 In millions
2011	$202
2012	163
2013	149
2014	126
2015	115
2016 and thereafter	1,796
Total	$2,551